BUSINESS ACQUISITIONS - Acquisition of Green Roads - Net assets acquired (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 17, 2021	Nov. 30, 2021
Current assets
Indemnity assets		$ 11,368
GR
Current assets
Cash	$ 669
Accounts receivable	508
Promissory note receivable	100
Prepaid expenses and other current assets	385
Indemnity assets	10,957
Inventory (provisional)	2,908
Non-current assets
Property, plant and equipment	3,083
Intangible assets	33,145
Other assets	293
Total assets	52,048
Current liabilities
Accounts payable and accrued liabilities	2,380
Lease liability - current (provisional)	682
Deferred revenue	875
Other liability (provisional)	10,957
Non-current liabilities
Lease liability - non-current (provisional)	1,234
Deferred taxes (provisional)	6,543
Miscellaneous liabilities	33
Total liabilities	22,704
Total net assets acquired	29,344
Purchase price allocation
Net identifiable assets acquired	29,344
Goodwill (provisional)	27,099	27,889
Total fair value of consideration	56,443
Net cash outflows
Cash consideration paid	16,420
Cash acquired	669
Net cash outflows	$ (15,751)	15,751
Acquisition costs expensed		$ 2,654